Business Combinations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Purchase Price Allocations For Acquisitions
The preliminary purchase price allocations for the acquisitions completed during the nine months ended September 30, 2013 and the year ended December 31, 2012 are as follows (in thousands):

	Nine Months Ended September 30, 2013			Year Ended
	Sator	Other Acquisitions	Total	December 31, 2012
Receivables	$61,639	$38,329	$99,968	$15,473
Receivable reserves	(8,563)	(3,023)	(11,586)	(1,459)
Inventory	71,784	24,119	95,903	62,305
Prepaid expenses and other current assets	7,184	2,027	9,211	201
Property and equipment	19,484	12,517	32,001	31,930
Goodwill	139,158	88,103	227,261	201,742
Other intangibles	49,978	4,868	54,846	655
Other assets	2,049	1,232	3,281	187
Deferred income taxes	(15,222)	49	(15,173)	428
Current liabilities assumed	(49,593)	(34,438)	(84,031)	(22,910)
Debt assumed	—	(664)	(664)	(3,989)
Other noncurrent liabilities assumed	(5,074)	—	(5,074)	—
Contingent consideration liabilities	—	(3,854)	(3,854)	(5,456)
Other purchase price obligations	—	(86)	(86)	(1,647)
Notes issued	—	(6,782)	(6,782)	(15,990)
Cash used in acquisitions, net of cash acquired	$272,824	$122,397	$395,221	$261,470

The purchase price allocations for the acquisitions completed during 2012 and 2011 are as follows (in thousands):

	Year Ended December 31,
	2012	2011
	(Preliminary)	ECP	Other Acquisitions	Total
Receivables	$15,473	$54,225	$23,538	$77,763
Receivable reserves	(1,459)	(3,832)	(1,121)	(4,953)
Inventory	62,305	93,835	59,846	153,681
Prepaid expenses and other current assets	201	3,189	2,820	6,009
Property and equipment	31,930	41,830	10,614	52,444
Goodwill	201,742	332,891	105,177	438,068
Other intangibles	655	43,723	7,683	51,406
Other assets	187	13	9,420	9,433
Deferred income taxes	428	(13,218)	7,235	(5,983)
Current liabilities assumed	(22,910)	(135,390)	(17,257)	(152,647)
Debt assumed	(3,989)	(13,564)	—	(13,564)
Other noncurrent liabilities assumed	—	—	(619)	(619)
Contingent consideration liabilities	(5,456)	(77,539)	(3,700)	(81,239)
Other purchase price obligations	(1,647)	(4,136)	(4,510)	(8,646)
Notes issued	(15,990)	(28,302)	(5,917)	(34,219)
Cash used in acquisitions, net of cash acquired	$261,470	$293,725	$193,209	$486,934

Pro Forma Effect Of Businesses Acquired
The following pro forma summary presents the effect of the businesses acquired during the nine months ended September 30, 2013 as though they had been acquired as of January 1, 2012 and the effect of the businesses acquired during the year ended December 31, 2012 as though they had been acquired as of January 1, 2011. The pro forma adjustments are based upon unaudited financial information of the acquired entities (in thousands, except per share data):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Revenue, as reported	$1,298,094	$1,016,707	$3,745,839	$3,055,015
Revenue of purchased businesses for the period prior to acquisition:
Sator	—	89,991	126,309	276,656
Other acquisitions	13,344	93,311	113,011	349,180
Pro forma revenue	$1,311,438	$1,200,009	$3,985,159	$3,680,851

Net income, as reported	$73,445	$54,048	$233,759	$199,037
Net income of purchased businesses for the period prior to acquisition, including pro forma purchase accounting adjustments:
Sator	—	1,465	5,345	4,742
Other acquisitions	1,791	4,396	7,812	18,822
Pro forma net income	$75,236	$59,909	$246,916	$222,601

Earnings per share-basic, as reported	$0.24	$0.18	$0.78	$0.67
Effect of purchased businesses for the period prior to acquisition:
Sator	—	0.00	0.02	0.02
Other acquisitions	0.01	0.01	0.03	0.06
Pro forma earnings per share-basic (a)	$0.25	$0.20	$0.83	$0.75

Earnings per share-diluted, as reported	$0.24	$0.18	$0.77	$0.66
Effect of purchased businesses for the period prior to acquisition:
Sator	—	0.00	0.02	0.02
Other acquisitions	0.01	0.01	0.03	0.06
Pro forma earnings per share-diluted (a)	$0.25	$0.20	$0.81	$0.74

(a) The sum of the individual earnings per share amounts may not equal the total due to rounding.

The following pro forma summary presents the effect of the businesses acquired during the year ended December 31, 2012 as though the businesses had been acquired as of January 1, 2011, the businesses acquired during the year ended December 31, 2011 as though they had been acquired as of January 1, 2010 and the businesses acquired during the year ended December 31, 2010 as though they had been acquired as of January 1, 2009. The pro forma adjustments are based upon unaudited financial information of the acquired entities (in thousands, except per share data):

	Year Ended December 31,
	2012	2011	2010
Revenue, as reported	$4,122,930	$3,269,862	$2,469,881
Revenue of purchased businesses for the period prior to acquisition:
ECP	—	407,042	420,769
Other acquisitions	202,144	466,002	504,044
Pro forma revenue	$4,325,074	$4,142,906	$3,394,694
Income from continuing operations, as reported	$261,225	$210,264	$167,118
Net income of purchased businesses for the period prior to acquisition, including pro forma purchase accounting adjustments:
ECP	—	21,858	9,669
Other acquisitions	12,674	27,396	12,996
Pro forma income from continuing operations	$273,899	$259,518	$189,783
Basic earnings per share from continuing operations, as reported	$0.88	$0.72	$0.58
Effect of purchased businesses for the period prior to acquisition:
ECP	—	0.07	0.03
Other acquisitions	0.04	0.09	0.05
Pro forma basic earnings per share from continuing operations (a)	$0.93	$0.89	$0.66
Diluted earnings per share from continuing operations, as reported	$0.87	$0.71	0.57
Effect of purchased businesses for the period prior to acquisition:
ECP	—	0.07	0.03
Other acquisitions	0.04	0.09	0.04
Pro forma diluted earnings per share from continuing operations (a)	$0.91	$0.87	$0.65

(a) The sum of the individual earnings per share amounts may not equal the total due to rounding.